UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-09123

AMIDEX™ FUNDS, INC.

(Exact name of registrant as specified in charter)

970 Rittenhouse Road Eagleville PA	19403
(Address of principal executive offices)	(Zip code)

M3Sixty Administration LLC.

 4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

(Name and address of agent for service)

With Copy To:

Andras Teleki

M3Sixty Administration LLC.

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

Registrant's telephone number, including area code: 888.876.3566

Date of fiscal year end: 05/31/2020

Date of reporting period: 11/30/2019

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders for the period ended November 30, 2019 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

SEMI-ANNUAL REPORT

November 30, 2019

AMIDEX Funds, Inc.

c/o M3Sixty Administration, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the AMIDEX Funds, Inc. shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from the Amidex35™ Israel Mutual Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive all future reports in paper free of charge. You can inform Amidex35™ Israel Mutual Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an e-mail request.

AMIDEX™ Funds, Inc.	SEMI-ANNUAL REPORT

Table of Contents

Information About Your Fund’s Expenses	1-2

Schedule of Investments	3-5

Statement of Assets and Liabilities	6

Statement of Operations	7

Statements of Changes in Net Assets	8

Financial Highlights	9-11

Notes to the Financial Statements	12-17

Additional Information	18

Approval of Amendment and Renewal of Investment Advisory and Service Agreement	19-22

Directors and Officers Information	23-24

AMIDEX™ Funds, Inc.	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period (June 1, 2019) and held for the entire period of 06/01/19 through 11/30/19. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 06/01/19). You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the six months ended November 30, 2019

Actual Fund Return (in parentheses)	Beginning Account Value 06/01/19	Ending Account Value 11/30/19	Expenses Paid During Period*
Amidex35™ Israel Mutual Fund No-Load Class (+7.15%)	$1,000.00	$1,071.50	$24.50
Amidex35™ Israel Mutual Fund Class A (+7.17%)	1,000.00	1,071.50	24.50
Amidex35™ Israel Mutual Fund Class C (+6.76%)	1,000.00	1,067.50	28.32

AMIDEX™ Funds, Inc.	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited) (continued)

Hypothetical 5% Fund Return	Beginning Account Value 06/01/19	Ending Account Value 11/30/19	Expenses Paid During Period*
Amidex35™ Israel Mutual Fund No-Load Class	$1,000.00	$1,001.35	$23.67
Amidex35™ Israel Mutual Fund Class A	1,000.00	1,001.35	23.67
Amidex35™ Israel Mutual Fund Class C	1,000.00	997.60	27.37

*Expenses are equal to the Funds’ annualized expense ratios of 4.73%, 4.73% and 5.48% for the Amidex35™ Israel Mutual Fund No-Load Class, Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Total Fund operating expense ratios as stated in the current Fund prospectus dated September 30, 2019 were as follows:

AMIDEX35™ Israel Mutual Fund Class No-Load	4.50%
AMIDEX35™ Israel Mutual Fund Class A	4.50%
AMIDEX35™ Israel Mutual Fund Class C	5.25%

Total Gross Operating Expenses (Annualized) for the six month period ended November 30, 2019 were 4.73% for the AMIDEX35™ Israel Mutual Fund Class No-Load shares, 4.73% for the AMIDEX35™ Israel Mutual Fund Class A shares and 5.48% for the AMIDEX35™ Israel Mutual Fund Class C shares. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for expense related disclosures during the six month period ended November 30, 2019.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-888-876-3566. Please read it carefully before you invest or send money.

AMIDEX FUNDS, INC. AMIDEX35™ ISRAEL MUTUAL FUND SCHEDULE OF INVESTMENTS November 30, 2019 (Unaudited)	SEMI-ANNUAL REPORT

ISRAEL - 41.71%	Shares	Fair Value

COMMON STOCK - 41.71%

Banks - 20.59%
Bank Hapoalim BM	56,428	$455,133
Bank Leumi Le-Israel BM	61,116	443,351
First International Bank Of Israel Ltd.	4,700	144,035
Israel Discount Bank Ltd. - Class A	46,610	214,595
Mizrahi Tefahot Bank Ltd.	10,415	278,357
		1,535,471
Chemicals - 2.99%
Israel Chemicals Ltd.	47,635	223,426

Food - 2.39%
Strauss Group Ltd. *	5,700	178,125

Oil & Gas - 2.36%
Delek Group Ltd.	664	93,795
Paz Oil Co. Ltd.	550	81,981
		175,776
Real Estate - 11.79%
Airport City Ltd. *	6,000	113,898
Amot Investments Ltd.	14,000	103,372
Azrieli Group Ltd.	5,100	397,850
Gazit-Globe Ltd.	10,700	115,646
Melisron Ltd.	2,300	148,515
		879,281
Telecommunications - 1.59%
Bezeq Israeli Telecommunication Corp. Ltd. *	142,390	118,699

TOTAL COMMON STOCK - ISRAEL (Cost $1,949,719)		3,110,778

TOTAL ISRAEL (Cost $1,949,719)		3,110,778

UNITED STATES - 58.52%

COMMON STOCK - 52.17%

Aerospace & Defense - 3.99%
Elbit Systems Ltd.	1,798	297,209

Chemicals - 0.00%
International Flavors & Fragrances, Inc.	1	113

AMIDEX FUNDS, INC. AMIDEX35™ ISRAEL MUTUAL FUND SCHEDULE OF INVESTMENTS November 30, 2019 (Unaudited)	SEMI-ANNUAL REPORT

UNITED STATES - 58.52% (continued)	Shares	Fair Value

COMMON STOCK - 52.17% (continued)

Computers - 18.02%
Amdocs Ltd.	6,203	$429,868
Check Point Software Technologies Ltd. *	6,295	742,055
CyberArk Software Ltd. *	1,400	171,570
		1,343,493
Electric - 2.58%
Ormat Technologies, Inc.	2,500	192,125

Healthcare - Products - 0.60%
OPKO Health, Inc. *	28,000	44,520

Internet - 3.24%
Wix.com Ltd. *	2,000	241,780

Pharmaceuticals - 11.56%
Perrigo Co. PLC	6,500	332,995
Taro Pharmaceutical Industries Ltd. *	2,000	193,500
Teva Pharmaceutical Industries Ltd. - ADR *	32,216	335,691
		862,186
Semiconductors - 4.47%
Mellanox Technologies Ltd. *	2,100	241,290
Tower Semiconductor Ltd. *	4,200	92,064
		333,354
Software - 2.23%
Verint Systems, Inc. *	3,421	166,295

Telecommunications - 5.48%
Nice Ltd. - ADR *	2,700	409,023

TOTAL COMMON STOCK - UNITED STATES (Cost $3,237,036)		3,890,098

AMIDEX FUNDS, INC. AMIDEX35™ ISRAEL MUTUAL FUND SCHEDULE OF INVESTMENTS November 30, 2019 (Unaudited)	SEMI-ANNUAL REPORT

UNITED STATES - 58.52% (continued)	Shares	Fair Value

SHORT-TERM INVESTMENTS - 6.35%
Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 1.53% **	473,455	$473,455
TOTAL SHORT-TERM INVESTMENTS (Cost 473,455)		473,455

TOTAL UNITED STATES (Cost $3,710,491)		4,363,553

TOTAL INVESTMENTS (Cost $5,660,210 – 100.23%		$7,474,331
LIABIITIES IN EXCESS OF OTHER ASSETS, NET - (0.23)%		(16,909)
NET ASSETS - 100%		$7,457,422

*	Non-income producing security.
**	Rate shown represents the 7-day yield at November 30, 2019, is subject to change and resets daily.

ADR - American Depositary Receipt.

BM   - Beeravon Mugbal (Limited).

PLC  -  Public Limited Company.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES - November 30, 2019 (Unaudited)	SEMI-ANNUAL REPORT

AMIDEX35™
Israel Mutual
Fund
Assets:
Investments, at cost	$5,660,210
Investments, at fair value	$7,474,331
Receivables:
Interest	755
Dividends	4,643
Fund shares sold	21
Prepaid expenses	20,226
Total assets	7,499,976

Liabilities:
Payables:
Fund shares redeemed	378
Investment advisory and administrative fees	5,427
Distribution fees	8,188
Fund accounting and transfer agency fees	2,906
Director fees	767
Other liabilities and accrued expenses	24,888
Total liabilities	42,554
Net Assets	$7,457,422

Sources of Net Assets:
Common stock	$58
Additional paid-in capital	5,862,517
Total distributable earnings	1,594,847
Total Net Assets (578,448 shares outstanding; 500,000,000 shares of $0.0001 par value authorized for the Fund)	$7,457,422

No-Load Class Shares:
Net assets applicable to 456,155 shares outstanding	$6,355,271
Net Asset Value and Offering Price Per Share (1)	$13.93

Minimum Redemption Price Per Share No-load class	$13.65

Class A Shares:
Net assets applicable to 66,417 shares outstanding	$704,805
Net Asset Value and Redemption Price Per Share	$10.61

Maximum Offering Price Per Share (2)	$11.23

Class C Shares:
Net assets applicable to 55,876 shares outstanding	$397,346
Net Asset Value and Offering Price Per Share	$7.11

Minimum Redemption Price Per Share (3)	$7.04

(1) A redemption fee of 2.00% is imposed on redemptions occurring within 365 days of purchase.

(2) A maximum sales charge of 5.50% is imposed on Class A shares.

(3) A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions made within thirteen months following such investments.

The accompanying notes are an integral part of these financial statements.

AMIDEX™ FUNDS, INC.
STATEMENT OF OPERATIONS (Unaudited)	SEMI-ANNUAL REPORT

AMIDEX35™ Israel Mutual Fund

For the Six Month Period Ended November 30, 2019
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $12,050)	$43,976
Interest	1,681
Total investment income	45,657

Expenses:
Investment advisory fees	29,173
Distribution (12b-1) fees - No-load Class	7,767
Distribution (12b-1) fees - Class A	858
Distribution (12b-1) fees - Class C	1,967
Fund accounting and transfer agent fees	52,276
Legal fees	12,501
Out of pocket expenses	10,173
Audit fees	9,375
Insurance fees	8,319
Miscellaneous	7,927
Custody fees	7,499
Report printing fees	6,616
Registration fees	4,927
Networking fees	4,751
Pricing fees	3,949
Administrative fees	3,647
Director fees	2,101
Total expenses	173,826

Net investment loss	(128,169)

Realized and unrealized gain (loss) on investments and foreign currency transactions:
Net realized loss on investments and foreign currency transactions	(128,547)
Net change in unrealized appreciation on investments and foreign currency transactions	758,713
Net realized and unrealized gain on investments and foreign currency transactions	630,166

Net increase in net assets resulting from operations	$501,997

The accompanying notes are an integral part of these financial statements.

AMIDEXTM FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS	SEMI-ANNUAL REPORT

	AMIDEX35™ Israel Mutual Fund

	For the
	Six Month	For the
	Period Ended	Year Ended
	November 30, 2019	May 31, 2019
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(128,169)	$(263,983)
Net realized gain (loss) on investments and foreign currency transactions	(128,547)	333,591
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	758,713	(623,055)
Net increase (decrease) in net assets resulting from operations	501,997	(553,447)

Distributions to shareholders from:
Total distributable earnings - No Load Class	—	(92,176)
Total distributable earnings - Class A	—	(12,679)
Total distributable earnings - Class C	—	(10,743)
	—	(115,598)
Capital share transactions (Note 2):
Decrease in net assets from capital share transactions	(201,680)	(503,285)

Total increase (decrease) in net assets	300,317	(1,172,330)

Net Assets:
Beginning of year/period	7,157,105	8,329,435

End of year/period	$7,457,422	$7,157,105

The accompanying notes are an integral part of these financial statements.

AMIDEXTM FUNDS, INC.
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout each Fiscal Year/Period	SEMI-ANNUAL REPORT

	AMIDEXTM Israel Mutual Fund No-Load Class
	For the Six Month Period Ended		For the Years Ended
	November 30, 2019		May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$13.00		$14.17	$14.16	$13.47	$16.00	$14.99
Income (loss) from investment operations:
Net investment loss (a)	(0.26)		(0.46)	(0.45)	(0.44)	(0.37)	(0.31)
Net realized and unrealized gain (loss) on investments	1.19		(0.52)	0.46	1.13	(2.17)	1.32
Total from investment operations	0.93		(0.98)	0.01	0.69	(2.54)	1.01

Distributions:
From net realized gains on investments	—		(0.19)	—	—	—	—
Total distributions	—		(0.19)	—	—	—	—

Paid in capital from redemption fees	—	(c)	—	— (c)	— (c)	0.01	— (c)

Net Asset Value, End of Year/Period	$13.93		$13.00	$14.17	$14.16	$13.47	$16.00

Total Return (b)	7.15	%(d)	(6.85)%	0.07%	5.12%	(15.81)%	6.74%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$6,355		$6,104	$7,089	$7,536	$8,022	$11,578
Ratio of expenses to average net assets:	4.73	%(e)	4.50%	4.49%	4.34%	3.71%	3.38%
Ratio of net investment loss to average net assets:	(3.47	)%(e)	(3.26)%	(3.16)%	(3.24)%	(2.49)%	(2.05)%
Portfolio turnover rate	0.00	%(d)	0.00%	11.13%	4.54%	11.01%	5.21%

(a)	Net investment loss per share is based on average shares outstanding.
(b)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. The returns shown exclude the impact of any sales loads, redemption fees and contingent deferred sales charges.

(c)	Redemption fees per share were less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM FUNDS, INC.
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout each Fiscal Year/Period	SEMI-ANNUAL REPORT

	AMIDEXTM Israel Mutual Fund Class A
	For the Six Month Period Ended		For the Years Ended
	November 30, 2019		May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$9.90		$10.85	$10.83	$10.31	$12.25	$11.48
Income (loss) from investment operations:
Net investment loss (a)	(0.18)		(0.35)	(0.35)	(0.34)	(0.27)	(0.24)
Net realized and unrealized gain (loss) on investments	0.89		(0.41)	0.37	0.86	(1.67)	1.01
Total from investment operations	0.71		(0.76)	0.02	0.52	(1.94)	0.77

Distributions:
From net realized gains on investments	—		(0.19)	—	—	—	—
Total distributions	—		(0.19)	—	—	—	—

Paid in capital from redemption fees	—		—	—	—	—	—

Net Asset Value, End of Year/Period	$10.61		$9.90	$10.85	$10.83	$10.31	$12.25

Total Return (b)	7.17	%(c)	(6.93)%	0.18%	5.04%	(15.84)%	6.71%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$705		$665	$757	$891	$1,005	$1,331
Ratio of expenses to average net assets:	4.73	%(d)	4.50%	4.49%	4.34%	3.71%	3.38%
Ratio of net investment loss to average net assets:	(3.47	)%(d)	(3.26)%	(3.16)%	(3.24)%	(2.49)%	(2.05)%
Portfolio turnover rate	0.00	%(c)	0.00%	11.13%	4.54%	11.01%	5.21%

(a)	Net investment loss per share is based on average shares outstanding.
(b)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. The returns shown exclude the impact of any sales loads, redemption fees and contingent deferred sales charges.

(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM FUNDS, INC.
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout each Fiscal Year/Period	SEMI-ANNUAL REPORT

	AMIDEXTM Israel Mutual Fund Class C
	For the Six Month Period Ended		For the Years Ended
	November 30, 2019		May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$6.66		$7.42	$7.47	$7.16	$8.58	$8.10
Income (loss) from investment operations:
Net investment loss (a)	(0.02)		(0.29)	(0.31)	(0.30)	(0.25)	(0.23)
Net realized and unrealized gain (loss) on investments	0.47		(0.28)	0.26	0.61	(1.17)	0.71
Total from investment operations	0.45		(0.57)	(0.05)	0.31	(1.42)	0.48

Distributions:
From net realized gains on investments	—		(0.19)	—	—	—	—
Total distributions	—		(0.19)	—	—	—	—

Paid in capital from redemption fees	—		—	—	—	—	—

Net Asset Value, End of Year/Period	$7.11		$6.66	$7.42	$7.47	$7.16	$8.58

Total Return (b)	6.76	%(c)	(7.57)%	(0.67)%	4.33%	(16.55)%	5.93%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$397		$388	$484	$654	$901	$1,219
Ratio of expenses to average net assets:	5.48	%(d)	5.25%	5.24%	5.09%	4.46%	4.13%
Ratio of net investment loss to average net assets:	(4.22	)%(d)	(4.01)%	(3.91)%	(3.99)%	(3.24)%	(2.80)%
Portfolio turnover rate	0.00	%(c)	0.00%	11.13%	4.54%	11.01%	5.21%

(a)	Net investment loss per share is based on average shares outstanding.
(b)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. The returns shown exclude the impact of any sales loads, redemption fees and contingent deferred sales charges.

(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2019 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AMIDEX™ Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on April 27, 1999, and currently consists of one active portfolio, the AMIDEX35™ Israel Mutual Fund (the “Fund”). The Fund is a non-diversified Fund. As a non-diversified Fund, it may invest a significant portion of its assets in a small number of companies. The Company is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund was registered to offer four classes of shares, Class A, Class B, Class C and No-load class, with only the Class A, Class C and No-load shares currently being offered in the AMIDEX35™ Israel Mutual Fund. Each class differs as to sales and redemption charges, minimum investment amounts and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on their relative net assets. The Fund’s investment objective is long term growth of capital. The Fund became effective with the SEC on April 27, 1999 and commenced operations on June 8, 1999. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a)    Investment Valuation - A portfolio security listed or traded on an exchange in domestic or international markets is valued at the last reported sale price of the primary exchange on which it trades before the time when the Fund values assets. Securities traded on more than one market are valued using the market identified as primary based on trading volume and activity. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. If there are no sales that day, such securities will be valued at the last bid price, if available. Other over-the-counter securities are valued at the last sale price, if published, or the last bid price, if available. Lacking any sales on the principal exchange that day, the security is valued at the last reported bid, if available and would be categorized as level 2. Debt securities with maturities of sixty days or less at the time of purchase are valued based on amortized cost which approximates fair value and would be categorized as level 2. Money market funds are valued at their asset value of $1.00 per share and are categorized as level 1. If market quotations are not readily available, or when the portfolio management team believes that a readily available market quotation or other valuation produced by the Fund’s valuation policies is not reliable, the Fund values the assets at fair value using procedures established by the Board of Directors. The Board members have delegated pricing authority to the fair valuation committee of the adviser, for certain pricing issues, as defined in the valuation procedures. Events affecting the value of securities that occur between the time prices are established and the New York Stock Exchange closes are not reflected in the calculation of net asset value unless the fair valuation committee decides that the event would materially affect the net asset value. If the event would materially affect the Fund’s net asset values, the security will be fair valued by the fair valuation committee or, at its discretion, by an independent fair valuation vendor. As of and during the year ended November 30, 2019, no securities were valued as determined by the Board of Directors.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1	- Quoted prices in active markets for identical securities.

Level 2	- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3	- Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2019 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of the inputs used, as of November 30, 2019, in valuing the Fund’s investments carried at fair value:

Security Classification (a)
Level 1
Common Stock - Israel (b)	$3,110,778
Common Stock - United States (b)	3,890,098
Short-Term Investments	473,455
Total Level 1	$7,474,331

Level 2	$—

Level 3	$—

Total Investments	$7,474,331

(a)

As of and during the six month period ended November 30, 2019, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

The Fund recognizes transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of November 30, 2019, from the valuation input levels used on November 30, 2019.

b)      Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c)     Federal Income Taxes - No provision for federal income taxes has been made since the Fund has complied to date with sub-chapter M of the Internal Revenue Code applicable to regulated investment companies and intends to comply in the future and to distribute all of its net investment income and realized capital gains to its shareholders.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in the open tax years and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and Maryland. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended November 30, 2019, the Fund did not incur any interest or penalties.

d)    Distributions to Shareholders - Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gain.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2019 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e)     Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)      Redemption Fees and Sales Charges (loads) - Shareholders of the No-load shares that redeem shares within 365 days of purchase will be assessed a redemption fee of 2.00% of the amount redeemed. The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund. A maximum sales charge of 5.50% is imposed on Class A shares. Shareholders of the Class C shares are imposed a contingent deferred sales charge (“CDSC”) of 1.00% in the event of certain redemption transactions within thirteen months following such investments. The CDSC is paid directly to the Adviser to reimburse expenses incurred in providing distribution-related services to the Fund. For the six month period ended November 30, 2019, there were redemption fees of $72 paid to the Fund and CDSC fees of $0 paid to the Adviser.

g)     Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2.     CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Fund for the six month period ended November 30, 2019 were as follows:

	No-Load
	Shares	Amount
Sold	8,431	$113,904
Redeemed (1)	(21,666)	(291,925)
Net Decrease	(13,235)	$(178,021)

	Class A
	Shares	Amount
Sold	1,154	$11,897
Redeemed	(1,891)	(19,375)
Net Decrease	(737)	$(7,478)

	Class C
	Shares	Amount
Sold	—	$—
Redeemed	(2,393)	(16,181)
Net Decrease	(2,393)	$(16,181)

(1)	Includes redemptions fees of $72.

Transactions in shares of capital stock for the Fund for the year ended May 31, 2019 were as follows:

	No-Load
	Shares	Amount
Sold	16,799	$238,129
Redeemed (1)	(54,557)	(744,312)
Reinvested	7,044	86,640
Net Decrease	(30,714)	$(419,543)

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2019 (Unaudited)

2.	CAPITAL SHARE TRANSACTIONS (continued)

	Class A
	Shares	Amount
Sold	268	$2,835
Redeemed	(3,995)	(42,427)
Reinvested	1,121	10,507
Net Decrease	(2,606)	$(29,085)

	Class C
	Shares	Amount
Sold	1,152	$8,208
Redeemed	(9,409)	(71,319)
Reinvested	1,337	8,454
Net Decrease	(6,920)	$(54,657)

(2)	Includes redemptions fees of $120.

3.	INVESTMENT TRANSACTIONS

For the six month period ended November 30, 2019, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$—	$689,982

There were no government securities purchased or sold during the period.

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

Effective October 1, 2003, the Fund has entered into an Advisory Agreement with Index Investments, LLC (“II” or “Adviser”) to provide investment management services to the Fund. II furnishes, at its own expense, office space to the Fund and all necessary office facilities, equipment and personnel for managing the assets of the Fund. Pursuant to the Advisory Agreement, II is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.80% as applied to the Fund’s daily net assets. For the six month period ended November 30, 2019, the Fund incurred $29,173 of advisory fees, with $4,824 remaining payable at November 30, 2019.

Effective October 1, 2003, the Fund has entered into an Administrative Services Agreement (“ASA”) with II to provide administrative services to the Fund. Pursuant to the ASA, II is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.10% as applied to the Fund’s daily net assets. For the six month period ended November 30, 2019, the Fund incurred $3,647 of administrative fees, with $603 remaining payable at November 30, 2019.

One director of the Fund is also an Officer of II.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and record keeping services. For its services, M3Sixty receives $8,712.50 per month. For the six month period ended November 30, 2019, M3Sixty earned $52,276 with $2,906 remaining payable at November 30, 2019 from the Fund.

An Officer of the Fund is also an employee and officer of M3Sixty.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2019 (Unaudited)

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Fund and II entered into a Distribution Agreement with Matrix 360 Distributors, LLC (“M360D”). Pursuant to the Distribution Agreement, M360D provides distribution services to the Fund. M360D serves as underwriter/distributor of the Fund. Pursuant to the Distribution Agreement, M360D receives $9,600 per year from the Fund. M360D also receives commissions from the sale of Class A Fund shares for which they were the broker of record. The allocated distribution fees are reduced by the amount of commissions received and the remainder is paid from the accruals pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the period ended November 30, 2019, M360D received net distribution fees of $4,779 from the Fund. For the six month period ended November 30, 2019, M360D received commissions from the sale of Fund shares of $21 from the Class A shares.

A separate plan of distribution has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares. With respect to Class A and the No-load class of shares, the plan provides that the Fund may pay a servicing or Rule 12b-1 fee of up to 0.25% annually of the Fund’s average net assets attributable to each class of shares, respectively, and up to 1.00% annually of the Fund’s average net assets attributable to Class C shares to persons or institutions for performing certain servicing functions for the Fund’s shareholders. The distribution plan is a compensation plan, which also allows the Fund to pay or reimburse expenditures in connection with sales, and promotional services related to distribution of the Fund’s shares, including personal services provided to prospective and existing shareholders.

The distribution plans for the shares in the Class A, the No-load class and Class C shares took effect November 19, 1999, June 8, 1999 and May 19, 2000, respectively. For the six month period ended November 30, 2019, the Fund incurred $10,592 in 12b-1 fees with $8,188 remaining payable at November 30, 2019.

5.	TAX MATTERS

There were no distributions paid during the six month period ended November 30, 2019.

The Fund paid $115,598 in long-term capital gains distributions during the fiscal year ended May 31, 2019.

For U.S. Federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at November 30, 2019 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$5,741,155	$3,220,055	$(1,486,879)	$1,733,176

The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales for the Fund.

The Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year. As of May 31, 2019, the Fund’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

Unrealized Appreciation	$943,768
Undistributed Long-Term Capital Gains	264,442
Post-October Losses	(73)
Post-December Ordinary Losses	(115,287)
Total Distributable Earnings, Net	$1,092,850

The amounts shown above differ from corresponding figures reported in the statement of assets and liabilities because of temporary book/tax differences due to the tax deferral of wash sale losses.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2019 (Unaudited)

5.	TAX MATTERS (continued)

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. As of May 31, 2019, the Fund elected to defer net capital and ordinary losses as indicated in the charts below.

Post-October Losses	Post-December Losses
Deferred	Deferred
$73	$115,287

As of May 31, 2019, the Fund did not have any capital loss carryforwards available for federal income tax purposes.

6.	CONCENTRATION OF RISK

The Fund invests a majority of its assets in common stocks of Israeli companies. Investing in companies from one geographic region may pose additional risks inherent to a region’s economical and political situation.

7.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Company may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

8.	RECENT ACCOUNTING PROUNOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (ASU) No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”) which includes amendments intended to improve the effectiveness of disclosures in the notes to financial statements. For example, ASU 2018-13 includes additional disclosures regarding the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and clarifications to the narrative description of measurement uncertainty disclosures. ASU 2018-13 is effective for interim and annual periods beginning after December 15, 2019. Management has evaluated the implications of certain provisions of ASU 2018-13 and has elected to early adopt all aspects of the amendments effective with the Fund’s financial statements within this Semi-Annual Report.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

Additional Information (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-876-3566; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-888-876-3566; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The Fund did not pay any distributions during the six month period ended November 30, 2019.

Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2020 to determine the calendar year amounts to be included on their 2019 tax returns. Shareholders should consult their own tax advisers.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

Additional Information (Unaudited)

APPROVAL OF AMENDMENT AND RENEWAL OF INVESTMENT ADVISORY AND SERVICE AGREEMENT

A Special Meeting was held by the AMIDEX Funds Board of Directors on September 12, 2019, called for the purpose of considering the renewal of the contracts between II and the Fund. The meeting was attended in person by all Independent Directors and by the Chairman, Cliff Goldstein. The Board, and by separate vote, the Independent Directors, unanimously took the follow action;

The Fund’s Board of Directors has approved the renewal of the Fund’s Investment Advisory and Service Agreement and Administrative Agreement (the “agreement”) with Index Investments, LLC (II) for an additional one-year term through September 20, 2020. These agreements were approved by the Board. Due to the small size of the Board, the full Board acted as the Fund’s Contracts Committee and was composed of all of the Board’s Independent Directors. In considering approval of the agreement, the Directors reviewed a variety of materials relating to the Fund and the Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (a “Peer Group”), performance information for a benchmark index for the Fund (a “Fund Benchmark”) and other information regarding the nature, extent and quality of the services provided by the Adviser, including performance, fee and expense information regarding the Fund provided to the Directors on a quarterly basis throughout the year.

The Independent Directors are continuously in the process of reviewing information and considering approval of the agreement. Prior to acting on the matter, the Independent Directors met with management to discuss responses to questions raised during the process. In addition, the Independent Directors received counsel from their independent legal counsel discussing the legal standards applicable to their consideration of the agreement.

In considering the nature, extent and quality of the services provided by the Adviser, the Directors reviewed information relating to the Adviser’s operations and personnel. Among other things, the Adviser provided biographical information on its professional staff and descriptions of its organizational and management structure. In the course of their deliberations the Directors evaluated, among other things, information relating to the investment philosophy, strategies and techniques used in managing the Fund, the qualifications and experience of the Adviser’s investment personnel, the Adviser’s compliance programs and the financial and non-financial resources available to provide services required under the advisory agreement.

In considering the reasonableness of the fee payable to the Adviser for managing the Fund, the Directors reviewed, among other things, financial statements of the Adviser and an analysis of the profitability to the Adviser and its affiliates of their relationship with the Fund over various time periods, which analysis identified all revenues and other benefits received by the Adviser and its affiliates from managing the Fund, the costs associated with providing such services and the resulting profitability to the Adviser and its affiliates from these relationships. The Directors considered the current and anticipated asset levels of the Fund and the willingness of the Adviser to waive fees and pay expenses of the Fund from time to time to limit the total expenses of the Fund. The Directors concluded that the profitability to the Adviser and its affiliates from their relationship with the Fund is not excessive and that the Adviser is not realizing material benefits from economies of scale that would warrant adjustments to the fees for the Fund at this time. The Directors concluded that, in light of the nature, extent and quality of the services provided by the Adviser and the levels of profitability associated with providing these services, the fees charged by the Adviser under the Advisory Agreement to the Fund are reasonable.

The Directors concluded that the overall performance of the Fund has been satisfactory. In determining that the fees charged by the Adviser are reasonable, the Directors noted that, although the Fund’s management fees and total expenses are high, such fees and expenses are within the range of fees and expenses of the Peer Group and consistent with reasonable expectations in light of the size of the Fund and the nature, quality and extent of the services provided by the Adviser.

Based on all of the above-mentioned factors and related conclusions, with no single factor or conclusion being determinative and with each Director not necessarily attributing the same weight to each factor, the Directors concluded that approval of the advisory agreement would be in the interests of the Fund and its shareholders. Accordingly, on September 12, 2019, the Directors, including all of the Independent Directors, voted to approve continuation of the advisory agreement with respect to the Fund.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

Additional Information (Unaudited)

1. Information Received

The current adviser, II, was approved directly by a vote of the shareholders in 2003. Since then, the Board, during its regular and special meetings, has received a wide variety of materials relating to the services provided by II, including reports on the Fund’s investment results; portfolio composition; portfolio trading practices; policies and procedures, and other information relating to the nature, extent and quality of services provided by II to the Fund. In addition, the Board has requested and reviewed supplementary information that includes extensive materials regarding the Fund’s investment results, advisory fee and expense comparisons, financial and profitability information regarding II, resources and facilities, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the Fund.

Review process – Throughout the year, the Board received assistance and advice regarding legal and industry standards from independent counsel to the independent Directors.

The committee discussed the renewal and amendment of the agreement with II representatives and in a private session at which no representatives of II were present. In deciding to recommend the renewal and amendment of the agreement, the Board did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

2. Nature, extent and quality of services

II, its personnel and its resources – The Board considered the depth and quality of II’s investment management process, including its research and indexing capabilities; the experience, capability and integrity of its senior management personnel, all of whom have been performing similar functions for the Fund for over 20 consecutive years; the low turnover rates of its key personnel; the overall stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that II made available a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. They considered II’s commitment to investing in information technology supporting investment management and compliance. The Board considered II’s creativity in responding to difficult situations, and considered the commitment of II personnel to finding alternatives and options that allow the Fund to maintain its goals despite relatively low assets under management. Additional consideration was given to the Adviser’s financial situation. II continues to update the Board regarding its income, expenses, assets and liabilities. A special discussion was held to explain long term debt to its note holders and II ability and expectation to repay it.

Other services – The Board considered II’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Directors informed; and its attention to matters that may involve conflicts of interest with the Fund. The Board specifically noted II’s commitment to continuing a complete prohibition on trading of portfolio stocks by II access personnel. The Board has also considered the nature, extent, quality and cost of administrative, distribution and shareholder services provided by II to the Fund under the servicing agreement facilitated and coordinated by II.

The Board concluded that the nature, extent and quality of the services provided by II has benefited and will continue to benefit the Fund and its shareholders.

3. Investment performance

The Board considered the Fund’s unique designs and compositions, index methodologies and the investment results of the Fund in light of these compositions and objectives. The Board noted that the Fund achieved investment results approximating its index, and that II had maintained an acceptable correlation between the Fund portfolio and the index. The Board considered the Fund in comparison to the one, three and five-year periods ended May 31, 2019. The Board concluded that II’s performance record in managing the Fund indicates that its continued management will benefit the Fund and its shareholders.

AMIDEXTM Funds, Inc.	SEMI-ANNUAL REPORT

Additional Information (Unaudited)

4. Advisory fees and total expenses

The Board reviewed the advisory fees and total expenses of the Fund (as a percentage of average net assets) and compared such amounts with the average fee and expense levels of other funds. The Board observed that the Fund’s advisory fees have not increased in the last two years, and no increase was proposed for the current year. The advisory fee itself is within the range of fees generally charged by foreign fund advisers and specialty fund advisers. Total expenses of the Fund (as a percentage of average net assets) were above the median expense levels of the other funds in the category. The Board noted that the small asset levels, coupled with increasing regulatory and related expenses, prevented realistic comparisons with other funds. The Board and the committee concluded that given the very small asset levels of the Fund, it would be impossible for any adviser to operate the Fund at average cost levels, and that II had done an admirable job in keeping fees at the lowest possible levels consistent with the small asset levels and compliance with shareholder service and regulatory standards. The Board was periodically updated by II on its repeated efforts to find other advisors or other platforms that might allow for more cost effective operation of such small fund. The Board concluded that although Fund expenses were higher than category average, such expenses were justified and unavoidable given the complex regulatory requirements, the unique composition of the Fund, and most importantly, the very small levels of assets under management. Further, the Board considered that II’s total revenue, due to the limited assets under management, was quite limited, and it would be unlikely to find another competent and capable adviser willing to advise the Fund for so limited an amount of revenue. Hence, the Board concluded that continued contracting with II is in the best interests of the shareholders.

5. Adviser costs, level of profits and economies of scale

The Board reviewed information regarding II’s costs of providing services to the Fund, as well as the resulting level of profits to II, noting that those costs were high due primarily to the low asset levels of the Fund. The Board received information during the past year regarding the structure and manner in which II’s investment professionals were compensated and II’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered II’s need to invest in technology, infrastructure and staff to reinforce and offer services and to accommodate changing regulatory requirements. The Board noted that II personnel have often gone for long periods of time with no pay or with pay substantially lower than industry averages, in order to allow for the continued operation of the Fund. The Board concluded that the Fund’s cost structure was reasonable and that II was sharing economies of scale with the Fund and its shareholders, to their benefit.

6. Ancillary benefits

The Board and the committee considered a variety of other benefits received by II and its affiliates as a result of II’s relationship with the Fund and with other entities and organizations, including fees for administrative services provided to certain share classes; fees paid to II’s transfer agent; sales charges and distribution fees received and retained by the Fund’s principal underwriter, and possible ancillary benefits due to II’s affiliates. The Board reviewed II’s portfolio trading practices, noting that II does not obtain third-party research or other services in return for allocating brokerage to any broker-dealers. The Board noted that II does not participate in any ‘soft-dollar’ relationships in exchange for research or brokerage services. The Board considered that with regard to the Fund, the principals of II have developed exceptional exposure and reputations as leading spokespersons on Israel stock investments, and hence, add great value to the Fund in terms of marketing opportunities and credibility.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the agreement is fair and reasonable to the Fund and its shareholders, that the Fund’s shareholders received reasonable value in return for the advisory fees and other amounts paid to II by the Fund, and that the amendment and renewal of the agreement was in the best interests of the Fund and its shareholders.

AMIDEX™ Funds, Inc.	SEMI-ANNUAL REPORT

Additional Information (Unaudited)

Moreover, the Board was apprised of the history of the efforts by II personnel this past year and for several previous years to find alternative advisors able and willing to continue to meet the investment goals of the Fund at similar management fee levels. Although some advisors expressed interest in doing so, none proved to be financially capable of continuing uninterrupted operations of the Fund with such small amounts of assets under management. On two prior occasions, advisors attempted to do so but failed. The Board was satisfied with the accomplishments of II during the fifteen years since II was elected by the shareholders as advisor to the Fund, and concluded that it was in the best interests of the shareholders to continue the relationship.

AMIDEX™ Funds, Inc.	SEMI-ANNUAL REPORT

Additional Information (Unaudited)

DIRECTORS AND OFFICERS INFORMATION (Unaudited)

Management Information—Following are the Directors and Officers of the Company, their age and address, their present position with the Company or the Portfolios, and their principal occupation during the past five years. In case a vacancy or an anticipated vacancy on the Board of Directors shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Directors, subject to certain restrictions under the 1940 Act. Those Directors and Officers, who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Company or the Adviser, are indicated in the table. The Company’s Statement of Additional Information includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-888-876-3566.

Name, Address and Age[1]	Position(s) Held with The Company	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director[3]	Other Directorships Held by Director[4]
NON-INTERESTED DIRECTORS
Eli Gabay, Esq. Age 59	Director	October 2003	Attorney, Solomon Sherman & Gabay, Philadelphia, PA	1	None

Erica Levi Age 40	Director	October 2003	Associate Director of Communication, Pennoni Honors College, Drexel University	1	None
INTERESTED DIRECTORS AND OFFICERS
Clifford A. Goldstein[5] Age 60	President, Chief Compliance Officer and Director	1999	President, Index Investments, LLC, November 2002 to present; President, TransNations Investments, LLC, Executive Consultant and Attorney with The Chartwell Law Offices since 2002.	1	None

Larry E. Beaver, Jr.[6] 4300 Shawnee Mission Parkway Suite 100 Fairway, KS 66205 Age 50	Chief Accounting Officer	May 2003	Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017–Present); Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005–2017).	N/A	N/A

1Each Director may be contacted by writing to the Director, c/o AMIDEX™ Funds, Inc., 970 Rittenhouse Road, Eagleville, PA 19403.

2Each Director holds office until he resigns, is removed or dies. The President and Chief Accounting Officer shall hold office for a one year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.

3The Fund Complex consists of the Company. The Company has one portfolio, the AMIDEX35™ Israel Mutual Fund.

4Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

5Indicates an “interested person” as defined in the Investment Company Act of 1940.

6The Company entered into an agreement related to its Distribution Plan with Matrix 360 Distributors, LLC, an affiliate of M3Sixty Administration, LLC. Larry E. Beaver, Jr. is Fund Accounting, Administration and Tax Officer at M3Sixty Administration, LLC.

AMIDEX™ Funds, Inc.	SEMI-ANNUAL REPORT

Additional Information (Unaudited)

DIRECTORS AND OFFICERS INFORMATION (Unaudited)

Remuneration Paid to Directors and Officers—Officers of the Company and Directors who are “interested persons” of the Company or the Adviser will receive no salary or fees from the Company. Each Director who is not an “interested person” receives a fee of $500 per meeting attended. The Company reimburses each Director and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Director[1]	Aggregate Compensation From the Company[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Company Paid to Directors[2]
Independent Directors
Eli Gabay, Esq.	$1,000	None	None	$1,000
Erica Levi	$1,000	None	None	$1,000
Interested Officers
Clifford A. Goldstein	None	Not Applicable	Not Applicable	None
Larry E. Beaver, Jr.	None	Not Applicable	Not Applicable	None

1 Each of the Directors and Officers serves as a Director or Officer to the one portfolio of the Company.

2 Figures are for the six month period ended November 30, 2019.

FOR MORE INFORMATION

Visit Our Website:
www.amidex.com

Email:
info@amidex.com

Call Us Toll Free:
1-888-876-3566

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in the semi annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Fund is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 13.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMIDEX Funds, Inc.

/s/ Clifford A. Goldstein
By Clifford A. Goldstein
President
Date: February 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Clifford A. Goldstein
By Clifford A. Goldstein
President
Date: February 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Chief Accounting Officer
Date: February 5, 2020